Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions Used for Determining Fair Value of Stock Options Under Black-Scholes Pricing Model

The fair values of option awards granted during the nine months ended September 30, 2015 were estimated using a Black-Scholes pricing model with the following assumptions:

Stock and exercise prices	$2.01-$3.38
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	1.52% -1.93%
Expected life (in years)	5.23 -6.08
Expected volatility	70.0% -100.0%

The assumptions used in the Black-Scholes valuation model for options granted during the years ended December 31, 2013 and 2014 are as follows:

	2013	2014
Stock and exercise prices	$5.18	$2.79 – $9.11
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	1.38% – 1.69%	1.56% – 2.06%
Expected life (in years)	5.26 – 6.02	5.00 – 6.08
Expected volatility	105.0%	90.0% – 100.0%
Expected forfeiture rate	0.00% – 5.00%	0.00% – 5.00%

Summary of Stock Option Activity for Option Awards Granted

A summary of stock option activity for option awards granted under the 2013 Plan and 2007 Plan for the nine months ended September 30, 2015 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Average Remaining Contractual Term in Years
Vested and unvested expected to vest, December 31, 2014	901,882	$6.28	8.9

Outstanding at December 31, 2014	906,194	$6.29	9.0

Granted	1,194,871	$2.07
Exercised	—	—
Cancelled/forfeited/expired	(46,727)	$4.33

Outstanding at September 30, 2015	2,054,338	$3.88	9.1

Vested and unvested expected to vest, September 30, 2015	1,899,759	$4.01	9.0

A summary of stock option activity for 2013 and 2014 is as follows:

			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual
	Shares	Price Per Share	Term in Years
Outstanding at December 31, 2012	63,518	$4.97	6.2
Granted	300,438	$5.18
Exercised	(4,021)	$5.00
Cancelled/forfeited/expired	(26,829)	$5.20

Outstanding at December 31, 2013	333,106	$5.14	9.3

Granted	647,298	$6.71
Exercised	—	—
Cancelled/forfeited/expired	(74,210)	$4.77

Outstanding at December 31, 2014	906,194	$6.29	9.0

Vested and unvested expected to vest, December 31, 2014	901,882	$6.28	8.9

Schedule of Information about Options Outstanding and Exercisable

Further information about the options outstanding and exercisable at September 30, 2015 is as follows:

Weighted Average Exercise Price	Total Shares Outstanding	Weighted Average Contractual Life (in years)	Total Shares Exercisable
$2.01	1,079,637	9.9	—
$2.65	152,734	9.6	1,000
$4.51	79,526	8.0	46,192
$5.12	406,643	8.1	297,977
$7.50	43,000	8.5	16,125
$8.88	238,500	8.4	79,497
$9.11	54,298	8.4	54,298

	2,054,338		495,089

Further information about the options outstanding and exercisable is as follows:

Options Outstanding and Exercisable at December 31, 2013

		Weighted
Weighted		Average
Average	Total Shares	Contractual	Total Shares
Exercise Price	Outstanding	Life (in years)	Exercisable
$4.62	20,208	7.3	13,731
$5.04	12,460	5.5	12,455
$5.18	300,438	9.6	110,825

	333,106		137,011

Options Outstanding and Exercisable at December 31, 2014

		Weighted
Weighted		Average
Average	Total Shares	Contractual	Total Shares
Exercise Price	Outstanding	Life (in years)	Exercisable
$2.79	52,500	9.8	—
$4.42	103,934	8.8	29,715
$5.22	413,962	8.8	241,918
$7.50	43,000	9.2	—
$8.88	238,500	9.1	—
$9.11	54,298	9.1	54,298

	906,194		325,931

Schedule of Performance Stock Units Vesting Percentage

Vesting of these RSUs may occur based on the Company’s achievement of specified objectives as determined by the Company’s Board of Directors or Compensation Committee, as follows:

Percentage of Overall RSU Grant Subject to Vesting
Target
Minimum revenue in 2015	25%
Maximum EBITDA loss in 2015	15%
Attainment of financial plan for fiscal 2015	20%
Minimum value of strategic agreements by December 31, 2015	20%
Implementation of four new diagnostic test panels by December 31, 2015	20%

Total	100%

Effects of Stock-Based Compensation Related to Equity Awards to Employees and Nonemployees on Condensed Statement of Operations and Comprehensive Loss

The following table presents the effects of stock-based compensation related to equity awards to employees and nonemployees on the unaudited condensed statement of operations and comprehensive loss during the periods presented:

	For the three months ended September 30,		For the nine months ended September 30,
	2014	2015	2014	2015
Stock Options
Cost of revenues	$—	$15,029	$—	$48,839
Research and development expenses	35,569	20,910	149,626	65,835
General and administrative expenses	236,769	257,404	908,490	706,026
Sales and marketing expenses	27,834	31,888	46,762	93,989

Total expenses related to stock options	300,172	325,231	1,104,878	914,689
RSUs
Research and development expenses	7,500	1,625	22,500	10,724
General and administrative expenses	13,750	12,515	379,208	90,853

Total stock-based compensation	$321,422	$339,371	$1,506,586	$1,016,266

The following table presents the effects of stock-based compensation related to equity awards to employees and nonemployees on the statement of operations during the periods presented:

	Years Ended December 31,
	2013	2014
Stock Options
Cost of revenues	$—	$20,961
Research and development expenses	298,618	163,229
General and administrative expenses	221,726	1,139,309
Sales and marketing expenses	—	76,204

Total expenses related to stock options	520,344	1,399,703
RSUs
Research and development expenses	72,500	30,000
General and administrative expenses	359,677	392,958

Total stock-based compensation	$952,521	$1,822,661

Schedule of Performance Stock Options Vesting Percentage

Vesting of these stock options may occur based on the Company’s achievement of specified objectives as determined by the Company’s Board of Directors, or a committee of the Company’s Board of Directors in its sole discretion, as follows:

Percentage of Overall Stock Option Grant Subject to Vesting
Target
Minimum number of accessions processed, billed and collected in fiscal 2016	25%
Minimum revenues from contracts with pharmaceutical companies in fiscal 2016	20%
Attainment of a sustainable positive GAAP gross margin by December 31, 2016	25%
Minimum operating cash on-hand at December 31, 2016, with no more than one interim dilutive equity financing event	30%

Total	100%